            , 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

SUPPLEMENTAL LETTER TO AMENDMENT NO. 1 TO THE
REGISTRATION STATEMENT ON
FORM S-4 OF VWR INTERNATIONAL, INC., FILE NO. 333-118658

Ladies and Gentlemen:

1.  VWR International, Inc. (the “Issuer”) is registering the exchange offer (the “Registered Exchange Offer”) set forth in the above-captioned Registration Statement on Form S-4 and the prospectus contained therein (the “Prospectus”) in reliance on the staff position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988), Morgan Stanley and Co. Incorporated (available June 5, 1991), K-III Communications Corporation (available May 14, 1993) and Shearman & Sterling (available July 2, 1993).

2.  The Issuer has not entered into any arrangement or understanding with any person to distribute the securities to be received in the Registered Exchange Offer and, to the best of the Issuer’s information and belief, each person participating in the Registered Exchange Offer:  (i) is neither an “affiliate” of any of the Registrants within the meaning of Rule 405 under the Securities Act of 1933, as amended (the “Securities Act”), nor a broker-dealer acquiring the securities in exchange for securities acquired directly from any of the Registrants for its own account; (ii) is acquiring the securities in its ordinary course of business; and (iii) is not engaged in, and does not intend to engage in, the distribution of the securities to be received in the Registered Exchange Offer and has no arrangement or understanding with any person to participate in the distribution of the securities to be received in the Registered Exchange Offer.  In this regard, the Issuer will make each person participating in the Registered Exchange Offer aware (through the Prospectus or otherwise) that any security holder using the Registered Exchange Offer to participate in a distribution of the securities to be acquired in the Registered Exchange Offer (1) could not rely on the staff position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) or similar interpretive letters and (2) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction.  The Issuer acknowledges that such secondary resale transactions should be covered by an effective registration statement containing the information required by Item 507 of Regulation S-K promulgated under the Securities Act.

3.  The Issuer will make each person participating in the Registered Exchange Offer aware (through the Prospectus or otherwise) that: (i) any broker-dealer who holds existing securities acquired for its own account as a result of market-making activities or other trading activities, and who receives new securities in exchange for such existing securities pursuant to the Registered Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resales of such new securities, which may be the Prospectus so long as it contains a plan of distribution in connection with any such resale transactions; and (ii) by executing the letter of transmittal, any such broker-dealer represents that it will so deliver a prospectus meeting the requirements of the Securities Act, and that the Issuer will include in the letter of transmittal (or similar documentation to be executed by a person in order to participate in the Registered Exchange Offer) a provision stating that:  If the exchange offeree is a broker-dealer that will receive new securities for its own account in exchange for existing securities, where such existing securities were not acquired as a result of market-making activities or other trading activities, such broker-dealer will not be able to participate in the Registered Exchange Offer.

Very truly yours,

VWR INTERNATIONAL, INC.

By:
Name:
Title:

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